                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 1999

 Check here if Amendment [ ]; Amendment Number: __________________

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Oberweis Asset Management, Inc.
 Address: 951 Ice Cream Dr., Suite 200
          North Aurora, IL 60542

 Form 13F File Number:  28-4688

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:  Patrick B. Joyce
 Title: Executive Vice President
 Phone: (800) 323-6166

 Signature, Place, and Date of Signing:

 /s/ Patrick B. Joyce     North Aurora, IL              February 1,2000
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

                                                 Oberweis Asset Management, Inc.
                                                            FORM 13F
                                                        December 31, 1999
                                                                                                               Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other     --------------------------
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4Front Technologies, Inc.      com              351042106      415    31000 SH       SOLE                    30000              1000
ACT Manufacturing Inc.         com              000973107      671    17900 SH       SOLE                    15000              2900
AVT Corporation                com              002420107      470    10000 SH       SOLE                    10000
Advance Paradigm Inc.          com              007491103     5542   257000 SH       SOLE                   230000             27000
Advanced Communication         com              00750X109      895    46800 SH       SOLE                    40000              6800
Advanced Digital               com              007525108      486    10000 SH       SOLE                    10000
Akorn, Inc.                    com              009728106      244    50000 SH       SOLE                    50000
American Eagle Outfitters      com              02553E106     3402    75600 SH       SOLE                    66000              9600
Andrx Corporation              com              034551101     4185    98900 SH       SOLE                    82500             16400
Aremissoft Corporation         com              040026106     1401    43100 SH       SOLE                    10000             33100
Audiovox Corporation Class A   com              050757103     2904    96000 SH       SOLE                    68000             28000
Barrett Resources Corporation  com              068480201      259     8800 SH       SOLE                     7000              1800
Biovail Corp. Intl.            com              09067K106      281     3000 SH       SOLE                     3000
Broadvision Inc.               com              111412102      306     1800 SH       SOLE                                       1800
Business Resource Group        com              12329k104      106    20000 SH       SOLE                    20000
C-COR.Net Corporation          com              125010108     2452    32000 SH       SOLE                    32000
CAM Data Systems Inc.          com              131730103     2426   135702 SH       SOLE                   100000             35702
CGI Group Incorporated Class A com              39945C109     1391    32500 SH       SOLE                    32500
Candela Corporation            com              136907102     3686   197910 SH       SOLE                   165000             32910
Carrier Access Corporation     com              144460102     1982    29450 SH       SOLE                    18000             11450
Check Point Software           com              M22465104      914     4600 SH       SOLE                     3000              1600
Chevron Corp.                  com              166751107      390     4500 SH       SOLE                                       4500
Chico's Fas Inc.               com              168615102     3102    82450 SH       SOLE                    66000             16450
Children's Place               com              168905107      850    51700 SH       SOLE                    46000              5700
Citrix Systems Inc.            com              177376100      553     4500 SH       SOLE                     2000              2500
Cognizant Technology Solutions com              192446102     3214    29400 SH       SOLE                    25000              4400
Compuware Corporation          com              205638109      261     7000 SH       SOLE                     4000              3000
Core, Inc.                     com              21867p102      191    20000 SH       SOLE                    20000
Corsair Communications         com              220406102      162    20000 SH       SOLE                    20000
Creative Master Intl., Inc.    com              22528Y201      156    61000 SH       SOLE                    56000              5000
Cree Research, Inc.            com              225447101      341     4000 SH       SOLE                     4000
Crown Group, Inc.              com              228359105       99    20000 SH       SOLE                    20000
Cutter & Buck Inc.             com              232217109     1280    84600 SH       SOLE                    67500             17100
Cybex Computer Products        com              232522102     1215    30000 SH       SOLE                    30000
Cytyc                          com              232946103      434     7100 SH       SOLE                     3000              4100
Diamond Tech Partners, Inc.    com              252762109     1160    13500 SH       SOLE                    13500
Digital Biometrics Inc.        com              253833107      307    91000 SH       SOLE                    50000             41000
Digital Lightwave Inc.         com              253855100     3667    57300 SH       SOLE                    48000              9300
E-Tek Dynamics, Inc.           com              269240107      337     2500 SH       SOLE                     2500
ECCS Inc.                      com              26825H100     3221   255100 SH       SOLE                   200000             55100
ESS Technology, Inc.           com              269151106     1642    74000 SH       SOLE                    70000              4000
Exactech, Inc.                 com              30064E109      118    10000 SH       SOLE                    10000
Excel Technology Inc.          com              30067T103     1139    63500 SH       SOLE                    62500              1000
Fotoball USA, Inc.             com              350384103      126    20000 SH       SOLE                    20000
Frenchtex                      com              357814102       23    25000 SH       SOLE                    25000
Genesis Microchip Inc.         com              371933102     1960    92800 SH       SOLE                    50000             42800
Gentner Communications         com              37245J105     2436   174000 SH       SOLE                   100000             74000
Gilat Communications, Ltd.     com              M50876107     2336    97100 SH       SOLE                    70000             27100
Hain Food Group Inc            com              405219106     1062    47460 SH       SOLE                    30000             17460
Hieco Corp.                    com              422806109      218    10000 SH       SOLE                    10000
ICT Group                      com              44929Y101      512    41800 SH       SOLE                    20000             21800
Ikos Systems Inc.              com              451716203      906    93500 SH       SOLE                    70000             23500
Inamed Corp.                   com              453235103      307     7000 SH       SOLE                     7000
Infocure Corporation           com              45665A108     1998    64050 SH       SOLE                    45000             19050
Insight Enterprises Inc.       com              457650103      325     8000 SH       SOLE                     7500               500
Intel Corporation              com              458140100      279     3390 SH       SOLE                                       3390
Interpore Intl.                com              46062W107      157    20000 SH       SOLE                    20000
Intranet Solutions, Inc.       com              460939309     4281   115700 SH       SOLE                   100000             15700
Intuit Inc.                    com              461202103      351     5850 SH       SOLE                     4500              1350
Jakks Pacific Inc.             com              47012E106      973    52050 SH       SOLE                    37500             14550
Javelin Systems, Inc.          com              471896100     2642   287600 SH       SOLE                   260000             27600
King Pharmaceuticals Inc.      com              495582108     8984   160250 SH       SOLE                   133500             26750
Koala Corporation              com              499866101      149    10660 SH       SOLE                     6000              4660
Legato Systems, Inc.           com              524651106      344     5000 SH       SOLE                     5000
Lightbridge Inc.               com              532226107     1199    43200 SH       SOLE                    40000              3200
Loronix Information Systems    com              544183106      415    21000 SH       SOLE                     6000             15000
Magic Software Enterprises Ltd com              559166103     3181    51300 SH       SOLE                    40000             11300
Manatron Inc.                  com              562048108      233    36500 SH       SOLE                    20000             16500
Meade Instruments Corporation  com              583062104      285    10000 SH       SOLE                    10000
Measurement Specialties Inc.   com              583421102      495    23700 SH       SOLE                    10000             13700
Mercury Computer Sys +         com              589378108     4893   139800 SH       SOLE                   112000             27800
Mercury Interactive Corporatio com              589405109     1687    15630 SH       SOLE                     4000             11630
Meridian Resource Corp.        com              58977q109      122    40000 SH       SOLE                    40000
Micromuse Incorporated         com              595094103      340     2000 SH       SOLE                     2000
Microsoft Corp.                com              594918104      350     3000 SH       SOLE                                       3000
Monterey Pasta Co.             com              612570101      459   116500 SH       SOLE                    77000             39500
Motorola Inc.                  com              620076109      294     2000 SH       SOLE                                       2000
Netsmart Technologies          com              64114W306      899   141050 SH       SOLE                    60000             81050
New Horizons Worldwide         com              645526104      148    12500 SH       SOLE                    12500
Nice Systems Ltd.              com              653656108      492    10000 SH       SOLE                    10000
Noven Pharmaceuticls, Inc.     com              670009109     1765    97400 SH       SOLE                    70000             27400
P.F. Changs China Bistro       com              69333y108      378    15200 SH       SOLE                    10000              5200
Papa John's International Inc. com              698813102      782    30000 SH       SOLE                    30000
Peregrine Systems              com              71366Q101     1991    23650 SH       SOLE                    20000              3650
Performance Technologies       com              71376K102     1447    83280 SH       SOLE                    65000             18280
Photon Dynamics Inc.           com              719364101     1023    26400 SH       SOLE                    12000             14400
Polycom Inc.                   com              73172K104      414     6500 SH       SOLE                     6000               500
Polymedica Corp.               com              731738100     3441   148800 SH       SOLE                   120000             28800
PowerWave Technology           com              739363109      604    10350 SH       SOLE                     6000              4350
Premier Research Worldwide Ltd com              740568100     1171   119300 SH       SOLE                    85000             34300
Prinktrak International Inc.   com              742574106       97    10000 SH       SOLE                    10000
Qiagen N.A.                    com              730000106     1510    20000 SH       SOLE                    20000
Qlogic Corp                    com              747277101     8785    54950 SH       SOLE                    44000             10950
Quest Education Corp.          com              74835f102       87    10000 SH       SOLE                    10000
RF Micro Devices, Inc.         com              749941100     7460   109000 SH       SOLE                    86000             23000
RMH Teleservices, Inc.         com              749938106      126    20000 SH       SOLE                    20000
Radiant Systems                com              75025N102     2893    72000 SH       SOLE                    60000             12000
Radisys Corp.                  com              750459109      306     6000 SH       SOLE                     6000
Railamerica Inc.               com              750753105      171    20000 SH       SOLE                    20000
Rehabilicare Incorporated      com              758944102       80    20000 SH       SOLE                    20000
Salton Inc.                    com              795757103     5942   177700 SH       SOLE                   150000             27700
ScanSource, Inc.               com              806037107     1984    48900 SH       SOLE                    40000              8900
Siebel Systems Inc.            com              826170102      655     7800 SH       SOLE                     3000              4800
Siliconix, Inc.                com              827079203      519     3950 SH       SOLE                     3000               950
Softworks, Inc.                com              83404P102      679    75000 SH       SOLE                    75000
Source Information Management  com              836151209     1457    87000 SH       SOLE                    65000             22000
Spectralink Corp.              com              847580107      217    30000 SH       SOLE                    30000
Stericycle, Inc.               com              858912108      941    50000 SH       SOLE                    50000
Steven Madden Ltd.             com              556269108      965    50600 SH       SOLE                    35000             15600
Strategic Diagnostics, Inc.    com              862700101       98    15000 SH       SOLE                    15000
Suprema Specialties, Inc.      com              86859f107     1691   214700 SH       SOLE                   140000             74700
Surmodics, Inc.                com              868873100      300    10000 SH       SOLE                    10000
TTI Team Telecom               com              m88258104      544    30000 SH       SOLE                    30000
Take-Two Interactive Software  com              874054109      528    40840 SH       SOLE                    40000               840
Talx Corporation               com              874915105      523    39500 SH       SOLE                    30000              9500
Titan Corporation              com              888266103      471    10000 SH       SOLE                    10000
Transwitch Corporation         com              894065101     4350    59950 SH       SOLE                    49000             10950
Triton Energy 'A'              com              G90751101      464    22500 SH       SOLE                    10000             12500
US Lec Corp.                   com              90331S109     1517    47030 SH       SOLE                    40000              7030
US-China Industrial            com              90329w302      199    10900 SH       SOLE                     9000              1900
Ventana Medical Systems        com              92276H106      634    25500 SH       SOLE                    25000               500
Veramark Technologies          com              923351100      184    15000 SH       SOLE                    10000              5000
Verity Inc.                    com              92343C106     5679   133425 SH       SOLE                   100000             33425
Visual Networks, Inc.          com              928444108     2821    35600 SH       SOLE                    26000              9600
Vitesse Semiconductor Co.      com              928497106      367     7000 SH       SOLE                     2000              5000
Xeta Corporation               com              983909102      498    15000 SH       SOLE                    15000
Zebra Technologies Corp.-Cl A  com              989207105      246     4200 SH       SOLE                                       4200
Zoll Medical Corporation       com              989922109     2021    52910 SH       SOLE                    40000             12910
REPORT SUMMARY                128 DATA RECORDS              175147            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total:   128 Data Records

 Form 13F Information Table Value Total:  $175,147  (thousandths)


 List of Other Included Managers:


 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE.